DoubleVision Acquisition (Details 2) - 9 months ended Jun. 30, 2015 - USD ($)	Total
DoubleVision Acquisition [Abstract]
Net revenue	$ 10,681,740
Net loss	$ (4,046,089)
Net loss per share	$ (0.30)
Net loss per share-diluted	$ (0.30)